Capitalization and Equity Structure (Warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2014
Class of Warrant or Right [Line Items]
Number of shares	1,388,573	36,055,000	30,300,000
Warrant liability	$ 378
Fair value of warrants	378
Preferred stock [Member] | Series A [Member]
Class of Warrant or Right [Line Items]
Number of shares	767,212
Fair value of warrants	282
Preferred stock [Member] | Series A [Member] | Lender [Member]
Class of Warrant or Right [Line Items]
Number of shares	209,451
Date of issue	Apr. 29, 2011
Exercise Price	$ 1.07
Expiration date	Oct. 31, 2021
Fair value of warrants	69
Preferred stock [Member] | Series B [Member] | Lender [Member]
Class of Warrant or Right [Line Items]
Number of shares	504,004
Date of issue	May 31, 2012
Exercise Price	$ 1.07
Expiration date	Jun. 01, 2022
Fair value of warrants	182
Preferred stock [Member] | Series B [Member] | Customer [Member]
Class of Warrant or Right [Line Items]
Number of shares	53,757
Date of issue	Nov. 16, 2012
Exercise Price	$ 1.07
Expiration date	Nov. 16, 2019
Fair value of warrants	31
Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of shares	621,361
Exercise Price		$ 1.38
Fair value of warrants
Common Stock [Member] | Lender [Member]
Class of Warrant or Right [Line Items]
Number of shares	29,466
Date of issue	May 31, 2012
Exercise Price	$ 1.38
Expiration date	Jun. 01, 2022
Fair value of warrants
Common Stock [Member] | Series B [Member] | Investors [Member]
Class of Warrant or Right [Line Items]
Number of shares	591,895
Exercise Price	$ 1.38
Expiration period	10 years
Fair value of warrants
Senior Lender [Member]
Class of Warrant or Right [Line Items]
Warrant liability	$ 96